Segment information - Assets, Long Lived Assets, Revenues, Net Assets by Geographic Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets held by Reportable Segment	$ 1,994.8	$ 1,946.7	$ 2,192.0
Long-Lived Assets by Geographic Area	531.0	549.0	669.5
Revenues by Geographic Area	3,020.6	3,061.4	3,562.3
Net assets outside the U.S.	684.1	647.8	746.9
Reportable Segments:
Segment Reporting Information [Line Items]
Assets held by Reportable Segment	1,622.6	1,567.4	1,759.0
Revenues by Geographic Area	2,908.4	2,976.9	3,350.5
Corporate items
Segment Reporting Information [Line Items]
Assets held by Reportable Segment	321.3	332.4	326.8
North America | Reportable Segments:
Segment Reporting Information [Line Items]
Assets held by Reportable Segment	629.4	638.4	680.2
Revenues by Geographic Area	1,210.3	1,224.0	1,296.9
South America | Reportable Segments:
Segment Reporting Information [Line Items]
Assets held by Reportable Segment	371.4	315.0	416.9
Revenues by Geographic Area	718.7	719.3	839.9
Rest of World | Reportable Segments:
Segment Reporting Information [Line Items]
Assets held by Reportable Segment	621.8	614.0	661.9
Revenues by Geographic Area	979.4	1,033.6	1,213.7
France
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	67.5	68.1	75.7
Revenues by Geographic Area	424.5	431.5	517.4
Net assets outside the U.S.	102.1	87.1	96.3
Mexico
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	78.1	93.2	114.4
Revenues by Geographic Area	296.3	333.7	388.5
Net assets outside the U.S.	86.1	86.1	88.4
Brazil
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	45.3	34.0	47.9
Revenues by Geographic Area	344.9	336.4	442.3
Net assets outside the U.S.	106.3	87.9	111.1
Canada
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	42.4	38.9	47.9
Revenues by Geographic Area	150.2	153.7	179.7
Net assets outside the U.S.	57.6	50.3	53.4
Other
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	127.2	122.7	175.5
Revenues by Geographic Area	1,040.9	1,069.6	1,305.8
Venezuela
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	10.1
Venezuela | Other items not allocated to segments:
Segment Reporting Information [Line Items]
Assets held by Reportable Segment	50.9	46.9	106.2
Revenues by Geographic Area	109.4	84.5	211.8
Subtotal
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	360.5	356.9	461.4
Revenues by Geographic Area	2,256.8	2,324.9	2,833.7
U.S.
Segment Reporting Information [Line Items]
Long-Lived Assets by Geographic Area	170.5	192.1	208.1
Revenues by Geographic Area	763.8	736.5	728.6
Other Rest of World countries
Segment Reporting Information [Line Items]
Net assets outside the U.S.	205.0	221.2	215.3
Other South American countries
Segment Reporting Information [Line Items]
Net assets outside the U.S.	$ 127.0	$ 115.2	$ 182.4